Other Income - Summary of Other Income (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of other income [abstract]
Bank deposits	$ 11,454.0		$ 10,310.7	$ 6,412.8
Financial assets at FVTPL	339.5		382.7
Financial assets at FVTOCI	3,476.2		3,078.6
Financial assets at amortized cost	919.7		922.4
Available-for-sale financial assets				2,091.4
Held-to-maturity financial assets				568.6
Structured product				391.9
Interest income	16,189.4	$ 541.2	14,694.4	9,464.7
Dividend income	417.3	14.0	158.4	145.6
Other income	$ 16,606.7	$ 555.2	$ 14,852.8	$ 9,610.3